Operating Results for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Selected Financial Information [Line Items]
Revenue	$ 653		$ 639	$ 2,761		$ 2,808	$ 2,921
Adjusted EBITDA	155		142	812		793	778
Operating Segments
Selected Financial Information [Line Items]
Revenue	653		639	2,761		2,808	2,921
Adjusted EBITDA	155		142	812		793	778
Adjusted EBITDA margin	23.80%		22.20%	29.40%		28.20%	26.60%
Year over Year revenue change	2.00%			(2.00%)		(4.00%)
Year over Year Adjusted EBITDA change	9.00%			2.00%		2.00%
Operating Segments | Financial Systems
Selected Financial Information [Line Items]
Revenue	600		589	2,551	[1]	2,604	2,717
Adjusted EBITDA	139	[2]	128	746	[1]	727	715
Adjusted EBITDA margin	23.20%		21.70%	29.20%		27.90%	26.30%
Year over Year revenue change	2.00%			(2.00%)		(4.00%)
Year over Year Adjusted EBITDA change	9.00%			3.00%		2.00%
Operating Segments | Public Sector and Education
Selected Financial Information [Line Items]
Revenue	53		50	210		204	204
Adjusted EBITDA	$ 16		$ 14	$ 66		$ 66	$ 63
Adjusted EBITDA margin	30.10%		29.10%	31.60%		32.50%	31.20%
Year over Year revenue change	6.00%			3.00%
Year over Year Adjusted EBITDA change	9.00%					5.00%

[1]	SunGard received approximately $12 million in proceeds related to a bankruptcy claim assigned and sold to a third party in the third quarter of 2013. The claim related to a FS customer that filed for Chapter 11 bankruptcy in January 2013. The amount of the claim represented previously reserved revenue, which now has been recognized, and a termination charge related to the customer contract.
[2]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The results for the three months ended March 31, 2013 included an $8 million accrual for vacation pay under the former policy.